UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22562

Investment Company Act file number

Barings Global Short Duration High Yield Fund

(Exact name of registrant as specified in charter)

300 South Tryon Street, Suite 2500, Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Corporation Service Company (CSC)

251 Little Falls Drive

Wilmington, DE 19808

United States

(Name and address of agent for service)

704-805-7200

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2022 originally filed with the Securities and Exchange Commission on March 10, 2023 (Accession Number 0001193125-23-067755) (the “Original Filing”) to amend Item 11(b) “Controls and Procedures” and Exhibit (a)(2) under Item 13 “Exhibits.” The purpose of this Amendment is to update the above-mentioned items to correct certain inadvertent errors therein. Other than the aforementioned, no other information or disclosures contained in the Original Filing are being amended by the Amendment.

Item 11 (as amended hereby), Items 1 through 10 and Item 12 to the Amendment are incorporated by reference to the Original Filing.

BARINGS GLOBAL SHORT DURATION HIGH YIELD FUND

Supplement dated April 5, 2024

To

Annual Report dated December 31, 2022

This supplement contains information that replaces certain information contained in the annual report dated December 31, 2022 of Barings Global Short Duration High Yield Fund (the “Fund”) (the “Annual Report”). This supplement is part of, and should be read in conjunction with, the Annual Report. The Annual Report has been filed with the U.S. Securities and Exchange Commission and is available free of charge at http://www.barings.com/bgh or upon request by calling, toll-free, 1-866-399-1516. Capitalized terms used in this supplement have the same meanings as in the Annual Report, unless otherwise stated herein. The purpose of this supplement is solely to update Item 11(b) “Controls and Procedures” and Exhibit 13(a)(2) under Item 13 “Exhibits” in the Annual Report to correct certain inadvertent errors therein.

This supplement amends the indicated sections of the Annual Report as noted below and should be used in place of the information previously provided for these sections, which should be disregarded.

Item 11. Controls and Procedures.

(b)

There were no changes to the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s full year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 13. Exhibits.

(a)(1)

ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

The Registrant has posted its Code of Ethics on its website at www.barings.com/bgh.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2(a) UNDER THE ACT.

Filed herewith.

(a)(3)

ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(a)(4)	CHANGES IN THE REGISTRANT’S INDEPENDENT PUBLIC ACCOUNTANT.

There was no change in the registrant’s independent public accountant for the fiscal year reported on this Form N-CSR.

(b)	CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

Incorporated by reference to the Registrant’s annual report on Form N-CSR for the period ended December 31, 2022 filed on March 10, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Global Short Duration High Yield Fund

By (Signature and Title):	/s/ Sean Feeley
Sean Feeley, President

Date: April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sean Feeley
Sean Feeley, President

Date: April 5, 2024

By (Signature and Title):	/s/ Christopher Hanscom
Christopher Hanscom, Chief Financial Officer

Date: April 5, 2024